Capital and reserves (Details 3) - Treasury shares [member] - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares at beginning balance	3,833,400		3,933,400		3,933,400		4,900,000
Carrying amount at beginning balance	₩ 1,414,953		₩ 1,451,864		₩ 1,451,864		₩ 1,808,647
Disposal, shares	40,000	[1]	100,000	[1]	100,000	[2]	966,600	[2]
Disposal, carrying amount	₩ 14,765	[1]	₩ 36,911	[1]	₩ 36,911	[2]	₩ 356,783	[2]
Number of shares at ending balance	3,793,400		3,833,400		3,833,400		3,933,400
Carrying amount at ending balance	₩ 1,400,188		₩ 1,414,953		₩ 1,414,953		₩ 1,451,864

[1]	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 3,200.
[2]	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 5,000.